RELATED PARTY TRANSACTIONS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
Service charges	127	106	102
Amounts receivable from affiliates	182	194
Vector Pipeline joint venture
RELATED PARTY TRANSACTIONS
Service charges	6	6	7
Amounts receivable from affiliates	178	190
Vector Pipeline joint venture | Minimum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	5.00%
Vector Pipeline joint venture | Maximum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	8.00%